Vanguard Global Credit Bond Fund Investment Strategy - Retail Prospectus [Member] - Vanguard Global Credit Bond Fund	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund employs an active management approach, investing in bonds of issuers located in a number of countries throughout the world, including emerging market countries, that are denominated in global currencies. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in bonds. For purposes of the 80% policy, “bonds” include fixed income securities such as corporate bonds; U.S. Treasury obligations and other U.S. government and agency securities; obligations issued or guaranteed by a foreign government or their agencies, instrumentalities, or political subdivisions; and asset-backed, mortgage-backed, and mortgage-related securities. Although the Fund may invest in any of these fixed income securities, it primarily invests in corporate and non-corporate investment-grade bonds that the Fund’s advisor believes will generate a moderate and sustainable level of current income. Investment-grade bonds are those with an average rating equivalent to Baa3 and above by Moody’s or another independent rating agency, or, if unrated, are determined to be of comparable quality by the Fund’s advisor. The Fund may also invest up to 10% of its assets in bonds rated below investment-grade.In an effort to manage the currency risk associated with investing in bonds denominated in currencies other than the U.S. dollar, the Fund seeks to hedge the majority of its foreign currency exposure. The Fund hedges its foreign currency exposure primarily through the use of foreign currency exchange forward contracts, which are a type of derivative.In addition to foreign currency exchange forward contracts, the Fund may invest in To Be Announced (“TBA”) mortgage-backed securities or in derivatives such as fixed income futures contracts, fixed income and currency options, interest rate swaps, total return swaps, credit default swaps, or other derivatives. The Fund may also take short positions in TBA mortgage-backed securities.